UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/00

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts      8/4/00

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     167

Form 13F Information Table Value Total:     $278,601
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       4,456     100 SH SOLE            100
Abbott Laboratories      COM  002824100     999,314  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100  10,677,175 239,600 SH OTHER                239,600
Agilent Technologies     COM  00846U101       1,918      26 SH SOLE             26
Agilent Technologies     COM  00846U101     235,853   3,198 SH DEFINED 01             3,198
Agilent Technologies     COM  00846U101   1,473,156  19,975 SH OTHER                 19,975
American Express Co.     COM  025816109   1,041,458  19,980 SH OTHER                 19,980
American Home Products   COM  026609107      94,000   1,600 SH SOLE          1,600
American Home Products   COM  026609107      35,250     600 SH DEFINED 01               600
American Home Products   COM  026609107     105,750   1,800 SH OTHER                  1,800
American Int'l Group     COM  026874107      10,810      92 SH SOLE             92
American Int'l Group     COM  026874107   2,672,068  22,741 SH DEFINED O1            22,741
American Int'l Group     COM  026874107  21,102,766 179,598 SH OTHER                179,598
ATT Corp                 COM  001957109      33,206   1,050 SH SOLE          1,050
ATT Corp                 COM  001957109     605,745  19,154 SH DEFINED O1            19,154
ATT Corp                 COM  001957109   1,553,642  49,127 SH OTHER                 49,127
Automatic Data ProcessingCOM  053015103      10,713     200 SH SOLE            200
Automatic Data ProcessingCOM  053015103   1,700,609  31,750 SH DEFINED 01            31,750
Automatic Data ProcessingCOM  053015103  12,588,795 235,030 SH OTHER                235,030
BankAmerica Corp         COM  06605F102      25,800     600 SH OTHER                    600
Bank of New York         COM  064057102      37,200     800 SH OTHER                    800
Bell Atlantic Corp.      COM  077853109      48,780     960 SH SOLE            960
Bell Atlantic Corp.      COM  077853109     471,642   9,282 SH DEFINED O1             9,282
Bell Atlantic Corp.      COM  077853109     538,917  10,606 SH OTHER                 10,606
BellSouth                COM  079860102      23,018     540 SH DEFINED 01               540
BellSouth                COM  079860102      62,574   1,468 SH OTHER                  1,468
Berkshire Hathaway CL B  COM  084670207     679,360     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,013,760     576 SH OTHER                    576
Boston Scientific        COM  110122108      26,325   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     123,080   2,176 SH DEFINED 01             2,176
Bristol Myers Squibb     COM  110122108     250,475   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      53,550   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      16,963     200 SH OTHER                    200
Cintas Corp.             COM  172908105       2,715      75 SH SOLE             75
Cintas Corp.             COM  172908105     179,769   4,900 SH DEFINED 01             4,900
Cintas Corp.             COM  172908105   3,382,588  92,200 SH OTHER                 92,200
Cisco Systems		          COM  17275R102      63,563	  1,000 SH DEFINED 01	        1,000
Cisco Systems            COM  17275R102     557,443   8,770 SH OTHER                  8,770
Citigroup Inc.           COM  172967101      22,594     375 SH OTHER                    375
CMGI Inc.                COM  125750109      45,813   1,000 SH OTHER                  1,000
Coca Cola                COM  191216100     401,488   6,990 SH SOLE          6,990
Coca Cola                COM  191216100   2,875,034  50,055 SH DEFINED O1            50,055
Coca Cola                COM  191216100  12,785,875 222,605 SH OTHER                222,605
Crown, Cork & Seal       COM  228255105      15,000   1,000 SH OTHER                  1,000
Dean Foods               COM  242361103       6,338     200 SH DEFINED 01               200
Disney (Walt) Company    COM  254687106       9,315     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     261,984   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     922,768  23,775 SH OTHER                 23,775
Dominion Res Inc. VA     COM  257470104      20,709     483 SH OTHER                    483
Dow Chemical             COM  260543103      18,113     600 SH OTHER                    600
Dupont E I De Nemours    COM  263534109     104,738   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       6,664     112 SH OTHER                    112
Elan PLC ADR             COM  284131208     145,313   3,000 SH OTHER                  3,000
Electronic Data Systems  COM  285661104       3,300      80 SH SOLE             80
Electronic Data Systems  COM  285661104     206,250   5,000 SH DEFINED 01             5,000
Electronic Data Systems  COM  285661104     722,700  17,520 SH OTHER                 17,520
Emerson Electric         COM  291011104     166,031   2,750 SH SOLE          2,750
Emerson Electric         COM  291011104     777,328  12,875 SH DEFINED 01            12,875
Emerson Electric         COM  291011104   3,524,089  58,370 SH OTHER                 58,370
Ericsson L M Tel Co. CL  COM  294821400   1,360,000   6,800 SH OTHER                  6,800
Exxon Mobil              COM  30231G102     227,650   2,900 SH DEFINED 01             2,900
Exxon Mobil              COM  30231G102     639,932   8,152 SH OTHER                  8,152
First Union Corp         COM  337358105      10,918     440 SH OTHER                    440
FleetBoston Financial    COM  339030108     769,998  22,647 SH OTHER                 22,647
General Electric         COM  369604103     562,224  10,608 SH SOLE          10,608
General Electric         COM  369604103   4,223,040  79,680 SH DEFINED O1            79,680
General Electric         COM  369604103  23,151,195 436,815 SH OTHER                436,815
General Mills            COM  370334104     229,500   6,000 SH DEFINED 01             6,000
General Mills            COM  370334104      45,900   1,200 SH OTHER                  1,200
Genzyme Corp General Div COM  372917104      59,438   1,000 SH OTHER                  1,000
Genzyme Surgical Prod    COM  372917609       1,779     179 SH OTHER                    179
Genzyme Molecular        COM  372917500       1,499     108 SH OTHER                    108
Gillette Co.             COM  375766102       5,241     150 SH SOLE           150
Gillette Co.             COM  375766102     592,365  16,955 SH DEFINED 01            16,955
Gillette Co.             COM  375766102   2,103,238  60,200 SH OTHER                 60,200
GTE Corp                 COM  362320103     441,975   7,100 SH OTHER                  7,100
Hewlett Packard Co.      COM  428236103       8,741      70 SH SOLE            70
Hewlett Packard Co.      COM  428236103   1,048,950   8,400 SH DEFINED 01             8,400
Hewlett Packard Co.      COM  428236103   6,584,035  52,725 SH OTHER                 52,725
Intel Corp.              COM  458140100     477,264   3,570 SH DEFINED 01             3,570
Intel Corp.              COM  458140100   3,116,256  23,310 SH OTHER                 23,310
Int'l Flavors & FragranceCOM  459506101       9,056     300 SH DEFINED 01               300
Int'l Flavors & FragranceCOM  459506101     199,238   6,600 SH OTHER                  6,600
International Paper Co.  COM  460146103      59,625   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      87,650     800 SH OTHER                    800
Interpublic Group        COM  460690100      90,300   2,100 SH DEFINED 01             2,100
Interpublic Group        COM  460690100     176,300   4,100 SH OTHER                  4,100
Investors Finl Services  COM  461915100     158,750   4,000 SH OTHER                  4,000
Johnson & Johnson        COM  478160104     514,469   5,050 SH SOLE        5,050
Johnson & Johnson        COM  478160104   5,065,734  49,725 SH DEFINED 01            49,725
Johnson & Johnson        COM  478160104  22,832,735 224,125 SH OTHER                224,125
Kerr McGee Corp.         COM  492386107      21,748     369 SH OTHER                    369
Lucent Technologies      COM  549463107     109,257   1,844 SH SOLE        1,844
Lucent Technologies      COM  549463107   1,291,295  21,794 SH DEFINED 01            21,794
Lucent Technologies      COM  549463107   6,761,729 114,122 SH OTHER                114,122
Marsh & McLennan         COM  571748102     125,325   1,200 SH SOLE        1,200
Marsh & McLennan         COM  571748102   1,080,928  10,350 SH DEFINED O1            10,350
Marsh & McLennan         COM  571748102   8,890,242  85,125 SH OTHER                 85,125
McGraw Hill Companies    COM  580645109     108,000   2,000 SH DEFINED 01             2,000
McGraw Hill Companies    COM  580645109   5,211,000  96,500 SH OTHER                 96,500
McDonalds                COM  580135101      26,350     800 SH DEFINED 01               800
McDonalds                COM  580135101      79,050   2,400 SH OTHER                  2,400
MCI WorldCom Inc.        COM  55268B106      45,313   1,000 SH OTHER                  1,000
Medtronic Corp.          COM  585055106	      6,974	    140 SH SOLE	         140
Medtronic Corp.          COM  585055106      32,876     660 SH DEFINED 01               660
Medtronic Corp.          COM  585055106     141,966   2,850 SH OTHER                  2,850
Merck                    COM  589331107     317,228	  4,140 SH SOLE        4,140
Merck                    COM  589331107   4,036,299  52,676 SH DEFINED 01            52,676
Merck                    COM  589331107  23,093,627 301,385 SH OTHER                301,385
Microsoft                COM  594918104     396,800   4,960 SH DEFINED 01             4,960
Microsoft                COM  594918104   1,486,800  18,585 SH OTHER                 18,585
Minnesota Mining & Mfg   COM  604059105      33,000     400 SH OTHER                    400
Minnesota Power          COM  604110106       6,925     400 SH OTHER                    400
Morgan, J.P.             COM  616880100      71,581     650 SH SOLE          650
Morgan, J.P.             COM  616880100   1,550,890  14,083 SH DEFINED 01            14,083
Morgan, J.P.             COM  616880100   5,974,722  54,254 SH OTHER                 54,254
Motorola Inc.            COM  620076109     688,345  23,685 SH DEFINED 01            23,685
Motorola Inc.            COM  620076109   3,898,153 134,130 SH OTHER                134,130
National City Corp.      COM  635405103     155,610   9,120 SH DEFINED 01             9,120
National City Corp.      COM  635405103   1,197,788  70,200 SH OTHER                 70,200
Newell Rubbermaid        COM  651229106       5,150     200 SH DEFINED 01               200
Nisource Inc.                 65473P105       8,046     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   4,944,750  76,000 SH OTHER                 76,000
Ocean Energy                  67481E106      14,188   1,000 SH OTHER                  1,000
Open Market Inc               68370M100       3,481     252 SH OTHER                    252
Pepsico                  COM  713448108       6,221     140 SH SOLE         140
Pepsico                  COM  713448108     829,870  18,675 SH DEFINED O1             18,675
Pepsico                  COM  713448108  11,511,535 259,050 SH OTHER                 259,050
Pfizer, Inc.	          	 COM  717081103	      4,800     100 SH SOLE         100
Pfizer, Inc.		           COM  717081103	    100,800   2,100 SH DEFINED 01              2,100
Pfizer, Inc.             COM  717081103     334,800   6,975 SH OTHER                   6,975
Procter & Gamble         COM  742718109     188,925   3,300 SH SOLE        3,300
Procter & Gamble         COM  742718109   2,104,796  36,765 SH DEFINED 01             36,765
Procter & Gamble         COM  742718109   4,983,613  87,050 SH OTHER                  87,050
Ranger Oil               COM  752805101       5,500   1,000 SH OTHER                   1,000
Raytheon CLB             COM  755111408      54,863   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408     626,625  32,500 SH OTHER                  32,500
Reuters Group OLC        COM  76132M102     103,935   1,040 SH OTHER                   1,040
Santa Fe Snyder          COM  80218K105      11,375   1,000 SH OTHER                   1,000
SBC Communications       COM  78387G103      93,247   2,156 SH SOLE        2,156
SBC Communications       COM  78387G103   1,309,653  30,281 SH DEFINED 01             30,281
SBC Communications       COM  78387G103   1,620,664  37,472 SH OTHER                  37,472
Schlumberger Ltd.        COM  806857108   1,679,063  22,500 SH OTHER                  22,500
Service Corp. Int'l      COM  817565104       3,188   1,000 SH OTHER                   1,000
Sigma Aldrich            COM  826552101     283,725   9,700 SH OTHER                   9,700
Silverstream Software    COM  827907106     629,475  10,900 SH SOLE       10,900
Southwest Airlines       COM	844741108        1,894     100 SH DEFINED 01		     100
St. Paul Companies       COM  792860108     243,994   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102       8,485      80 SH SOLE           80
State Street Boston      COM  857473102   1,179,415  11,120 SH DEFINED 01             11,120
State Street Boston      COM  857473102  10,618,978 100,120 SH OTHER                 100,120
Stryker                  COM  863667101     122,500   2,800 SH DEFINED 01              2,800
Stryker                  COM  863667101     143,500   3,280 SH OTHER                   3,280
Sysco                    COM  871829107       8,425     200 SH SOLE          200
Sysco                    COM  871829107     545,519  12,950 SH DEFINED 01             12,950
Sysco                    COM  871829107   3,188,863  75,700 SH OTHER                  75,700
TECO Energy              COM  872375100      12,038     600 SH SOLE          600
TECO Energy              COM  872375100      45,141   2,250 SH DEFINED 01              2,250
TECO Energy              COM  872375100     112,350   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     206,063   3,000 SH OTHER                   3,000
Time Warner Inc.         COM  887315109   1,556,480  20,480 SH OTHER                  20,480
Transocean Sedco Forex        G90078109       2,565      48 SH OTHER                      48
United Dominion Realty   COM  910197102      23,100   2,100 SH SOLE        2,100
United Dominion Realty   COM  910197102     116,600  10,600 SH DEFINED 01             10,600
United Dominion Realty   COM  910197102   1,656,600 150,600 SH OTHER                 150,600
Vodaphone Airtouch       COM  92857T107      41,438   1,000 SH OTHER                   1,000
WorldCom                 COM  98157D106      45,875   1,000 SH OTHER                   1,000

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